Condensed Parent Company Financial Information (Schedule of Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Cash	$ 27,710	$ 31,216	$ 60,093	$ 21,856
Dividends receivable from subsidiary	3,094	2,591
Available-for-sale security	252,472	238,221
Other assets	3,415	2,346
TOTAL ASSETS	817,860	630,952
Borrowed funds	14,346	15,199
Dividends and other payables	726	0
Total liabilities	732,812	563,788
Common stock	31,328	23,926
Surplus	13,361	118
Retained earnings	47,460	45,361
Accumulated other comprehensive income	983	5,843
Treasury stock	(8,084)	(8,084)
Total stockholders' equity	85,048	67,164	62,883	56,513
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	817,860	630,952
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash	57	27	31	3
Dividends receivable from subsidiary	726	0
Investment in subsidiary	88,586	71,916
Available-for-sale security	350	350
Other assets	237	136
TOTAL ASSETS	89,956	72,429
Borrowed funds	4,070	5,199
Dividends and other payables	838	66
Total liabilities	4,908	5,265
Common stock	31,328	23,926
Surplus	13,361	118
Retained earnings	47,460	45,361
Accumulated other comprehensive income	983	5,843
Treasury stock	(8,084)	(8,084)
Total stockholders' equity	85,048	67,164
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 89,956	$ 72,429